Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accounts Receivable, Net
5.	ACCOUNTS RECEIVABLE, NET
Accounts receivable, net, are analyzed as follows:

			December 31,
	Note		2019	2020
			RMB	RMB
Third parties			24,438	23,688
China Telecom Group	(i	)	1,188	1,784
China Tower (See definition in Note 14)			5	23
Other telecommunications operators in the PRC			550	441

			26,181	25,936
Less: Allowance for credit losses			(4,692)	(4,434)

			21,489	21,502

Note:
(i)	China Telecommunications Corporation together with its subsidiaries other than the Group are referred to as “China Telecom Group”.
As of January 1, 2019, December 31, 2019 and 2020, the gross carrying amounts of accounts receivable from contracts with customers amounted to RMB25,155, RMB26,087 and RMB25,836, respectively.
Aging analysis of accounts receivable from telephone and Internet subscribers based on the billing dates is as follows:

	December 31,
	2019	2020
	RMB	RMB
Current, within 1 month	7,545	7,068
1 to 3 months	1,777	1,601
4 to 12 months	1,822	1,481
More than 12 months	1,002	921

	12,146	11,071
Less: Allowance for credit losses	(2,803)	(2,438)

	9,343	8,633

Aging analysis of accounts receivable from other telecommunications operators and enterprise customers based on dates of rendering of services is as follows:

	December 31,
	2019	2020
	RMB	RMB
Current, within 1 month	4,701	5,331
1 to 3 months	2,964	2,785
4 to 12 months	3,768	3,801
More than 12 months	2,602	2,948

	14,035	14,865
Less: Allowance for credit losses	(1,889)	(1,996)

	12,146	12,869

As of December 31, 2019 and 2020, included in the net balance of the Group’s accounts receivable are debtors with aggregate carrying amount of RMB1,936 and RMB1,694 respectively, which are past due as of the reporting date.
Details of impairment assessment of accounts receivable for the year ended December 31, 2019 and 2020 are set out in note 36.